Share Capital, Premium and Other Reserves - Summary of Shares Authorized, Fully Paid and Allocated (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
In issue at start of period	207,562,080	373,697
February subdivision (220:1)		81,839,643
Issued for cash	2,159,353	104,200
Conversion of A Ordinary Shares to Common Shares	(37,090,189)
Merger subdivision at the LMDX conversion factor (1.60806264:1)		78,446,580
Shares issued upon conversion of financial instruments		46,797,960
In issue at end of period - fully paid and allocated	172,631,244	207,562,080
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
In issue at start of period	45,241,766
Issued for cash	255,535
Issued in other transactions		5,307,607
Conversion of A Ordinary Shares to Common Shares	37,090,189
Merger subdivision at the LMDX conversion factor (1.60806264:1)		4,796,852
Shares issued upon conversion of financial instruments		35,137,307
In issue at end of period - fully paid and allocated	82,587,490	45,241,766